UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File number: 811-4786

Ariel Investment Trust
(Exact name of registrant as specified in charter)

200 East Randolph Street
Suite 2900
Chicago, IL 60601
(Address of principal executive offices)

Mareile Cusack
200 East Randolph Street
Suite 2900
Chicago, IL 60601
(Name and address of agent for service)

with a copy to:

Arthur Don
Greenberg Traurig, LLP
77 West Wacker Drive
Suite 3100
Chicago, IL 60601
(312) 456-8438

Registrant's telephone number, including area code: (312) 726-0140

Date of fiscal year end: September 30, 2016
Date of reporting period: December 31, 2015

Item 1. Schedule of Investments.

Ariel Fund schedule of investments		12/31/15 (UNAUDITED)
Number of shares	Common stocks—98.47%	Value

	Consumer discretionary & services—32.20%
3,504,077	TEGNA, Inc.	$89,424,045
3,613,166	Interpublic Group of Cos., Inc.	84,114,505
2,304,085	International Speedway Corp., Class A	77,693,746
667,040	Royal Caribbean Cruises Ltd.	67,511,118
2,324,800	Mattel, Inc.	63,164,816
315,304	Mohawk Industries, Inc.(a)	59,715,425
1,334,908	Meredith Corp.	57,734,771
1,769,574	MSG Networks Inc(a)	36,807,139
2,249,089	Media General Inc.(a)	36,322,787
192,424	Madison Square Garden Co., Class A(a)	31,134,203
472,954	Newell Rubbermaid Inc.	20,847,812
775,065	Sotheby's	19,965,674
1,080,710	Gannett Co., Inc.	17,604,766
19,883	Graham Holdings Co., Class B	9,642,659
		671,683,466
	Consumer staples—3.86%
652,045	J.M. Smucker Co.	80,423,230

	Energy—0.59%
1,928,817	Contango Oil & Gas Co.(a)(b)	12,363,717

	Financial services—25.37%
2,170,103	Lazard Ltd, Class A	97,676,336
5,029,539	KKR & Co. L.P.	78,410,513
1,847,953	CBRE Group, Inc., Class A(a)	63,902,215
399,699	JLL	63,895,882
561,678	Dun & Bradstreet Corp.	58,375,195
1,606,688	First American Financial Corp.	57,680,099
3,800,516	Janus Capital Group Inc.	53,549,271
2,310,754	Western Union Co.	41,385,604
150,163	Fair Isaac Corp.	14,142,351
		529,017,466
	Health care—9.64%
914,226	Charles River Laboratories Intl, Inc.(a)	73,494,628
576,800	Laboratory Corp. of America Holdings(a)	71,315,552
406,443	Bio-Rad Laboratories, Inc.(a)	56,357,386
		201,167,566

	Materials & processing—4.89%
1,673,897	Simpson Manufacturing Co., Inc.	57,163,583
2,395,217	U.S. Silica Holdings, Inc.	44,862,414
		102,025,997

	Producer durables—18.70%
3,081,562	Brady Corp., Class A	70,814,295
3,279,341	Kennametal Inc.	62,963,347
2,237,960	Bristow Group Inc.(b)	57,963,164
856,616	MTS Systems Corp.(b)	54,318,021
270,113	Snap-on Inc.	46,305,472
362,266	Littelfuse, Inc.	38,766,085
425,666	Zebra Technologies Corp.(a)	29,647,637
2,981,301	Blount Intl, Inc.(a)(b)	29,246,563
		390,024,584

	Technology—3.22%
1,112,903	Anixter Intl Inc.(a)	67,208,212

	Total common stocks (Cost $1,511,531,712)	2,053,914,238

Principal Amount	Repurchase agreement—0.93%	Value

$19,437,902	Fixed Income Clearing Corporation, 0.03%, dated 12/31/2015, due 01/04/2016, repurchase price $19,437,902, (collaterized by Federal Home Loan Bank, value $2,639,275, 3.30%, due 08/27/2032; Federal National Mortgage Assoc., value $2,508,975, 6.63%, due 11/15/2030; Federal National Mortgage Assoc., value $14,680,188, 2.63%, due 09/06/2024) (Cost $19,437,902)	$19,437,902
	Total Investments—99.40% (Cost $1,530,969,614)	2,073,352,140
	Other Assets less Liabilities—0.60%	12,613,540
	Net Assets—100.00%	$2,085,965,680

(a) Non-income producing.
(b) Affiliated company (See Note Three).
A category may contain multiple industries as defined by the Global Industry Classification Standards.
See Notes to Schedules of Investments.

Ariel Appreciation Fund schedule of investments		12/31/15 (UNAUDITED)
Number of shares	Common stocks—99.63%	Value

	Consumer discretionary & services—25.76%
3,049,030	Interpublic Group of Cos., Inc.	$70,981,418
912,400	Omnicom Group Inc.	69,032,184
1,160,000	CBS Corp., Class B	54,670,800
1,912,500	Mattel, Inc.	51,962,625
1,186,800	Viacom, Inc., Class B	48,848,688
694,500	Nordstrom, Inc.	34,593,045
900,858	International Speedway Corp., Class A	30,376,932
778,300	TEGNA, Inc.	19,862,216
419,600	Newell Rubbermaid Inc.	18,495,968
241,400	Tiffany & Co.	18,416,406
531,705	Coach, Inc.	17,402,705
104,566	Madison Square Garden Co., Class A(a)	16,918,779
313,700	MSG Networks Inc(a)	6,524,960
		458,086,726
	Consumer staples—4.25%
612,575	J.M. Smucker Co.	75,555,000

	Energy—1.98%
938,700	National Oilwell Varco	31,437,063
586,482	Contango Oil & Gas Co.(a)	3,759,350
		35,196,413
	Financial services—30.48%
1,278,900	AFLAC Inc.	76,606,110
1,025,500	Northern Trust Corp.	73,928,295
1,797,600	First American Financial Corp.	64,533,840
3,585,600	Western Union Co.	64,218,096
1,291,320	Lazard Ltd, Class A	58,122,313
1,248,300	Franklin Resources, Inc.	45,962,406
234,400	JLL	37,471,184
367,100	T. Rowe Price Group, Inc.	26,243,979
787,600	Progressive Corp.	25,045,680
1,599,168	KKR & Co. L.P.	24,931,029
741,200	Blackstone Group L.P.	21,672,688
423,250	CBRE Group, Inc., Class A(a)	14,635,985
609,242	Janus Capital Group Inc.	8,584,220
		541,955,825
	Health care—15.80%
785,300	Zimmer Biomet Holdings, Inc.	80,563,927
569,800	Laboratory Corp. of America Holdings(a)	70,450,072
389,754	Thermo Fisher Scientific Inc.	55,286,605
817,300	St. Jude Medical, Inc.	50,484,621
174,125	Bio-Rad Laboratories, Inc.(a)	24,144,172
		280,929,397
	Producer durables—18.42%
772,199	Stanley Black & Decker, Inc.	82,416,799
2,271,264	Bristow Group Inc.(b)	58,825,738
2,950,500	Kennametal Inc.	56,649,600
610,950	Illinois Tool Works Inc.	56,622,846
280,400	Snap-on Inc.	48,068,972
193,400	Towers Watson, Class A	24,844,164
		327,428,119
	Technology—2.94%
864,400	Anixter Intl Inc.(a)	52,201,116

	Total common stocks (Cost $1,282,618,622)	1,771,352,596

Principal Amount	Repurchase agreement—0.21%	Value

$3,708,055	Fixed Income Clearing Corporation, 0.03%, dated 12/31/2015, due 01/04/2016, repurchase price $3,708,055, (collaterized by Federal National Mortgage Assoc., value $3,784,656, 2.63%, due 09/06/2024) (Cost $3,708,055)	$3,708,055
	Total Investments—99.84% (Cost $1,286,326,677)	1,775,060,651
	Other Assets Less Liabilities—0.16%	2,813,908
	Net Assets—100.00%	$1,777,874,559

(a) Non-income producing.
(b) Affiliated company (See Note Three).
A category may contain multiple industries as defined by the Global Industry Classification Standards.
See Notes to Schedules of Investments.

Ariel Focus Fund schedule of investments		12/31/15 (UNAUDITED)
Number of shares	Common stocks—98.76%	Value

	Consumer discretionary & services—7.19%
27,800	Bed Bath & Beyond Inc.(a)	$1,341,350
19,300	Newell Rubbermaid Inc.	850,744
120,800	Pier 1 Imports, Inc.	614,872
37,400	Apollo Education Group, Inc., Class A(a)	286,858
		3,093,824
	Energy—10.98%
24,100	Exxon Mobil Corp.	1,878,595
48,600	National Oilwell Varco	1,627,614
20,200	Apache Corp.	898,294
71,700	Chesapeake Energy Corp.(a)	322,650
		4,727,153
	Financial services—25.18%
135,600	Western Union Co.	2,428,596
9,800	Goldman Sachs Group, Inc.	1,766,254
48,250	Morgan Stanley	1,534,833
23,200	JPMorgan Chase & Co.	1,531,896
32,700	Bank of New York Mellon Corp.	1,347,894
36,800	Progressive Corp.	1,170,240
67,900	KKR & Co. L.P.	1,058,561
		10,838,274
	Health care—18.80%
16,000	Laboratory Corp. of America Holdings(a)	1,978,240
17,800	Johnson & Johnson	1,828,416
17,000	Zimmer Biomet Holdings, Inc.	1,744,030
72,300	Hanger, Inc.(a)	1,189,335
18,000	Baxter International Inc.	686,700
10,800	St. Jude Medical, Inc.	667,116
		8,093,837
	Materials & processing—6.21%
61,000	Mosiac Co.	1,682,990
134,282	Barrick Gold Corp.	991,001
		2,673,991
	Producer durables—14.05%
24,700	Stanley Black & Decker, Inc.	2,636,231
11,200	Lockheed Martin Corp.	2,432,080
51,100	Kennametal Inc.	981,120
		6,049,431
	Technology—16.35%
64,200	Oracle Corp.	2,345,226
15,900	International Business Machines Corp.	2,188,158
24,400	Microsoft Corp.	1,353,712
19,100	Anixter Intl Inc.(a)	1,153,449
		7,040,545

	Total common stocks (Cost $41,945,254)	42,517,055

Principal Amount	Repurchase agreement—1.30%	Value

$560,724	Fixed Income Clearing Corporation, 0.03%, dated 12/31/2015, due 01/04/2016, repurchase price $560,724, (collaterized by Federal National Mortgage Assoc., value $575,594, 2.63%, due 09/06/2024) (Cost $560,724)	$560,724
	Total Investments—100.06% (Cost $42,505,978)	43,077,779
	Other Assets Less Liabilities—(0.06)%	(27,172)
	Net Assets—100.00%	$43,050,607

(a) Non-income producing.
A category may contain multiple industries as defined by the Global Industry Classification Standards.
See Notes to Schedules of Investments.

Ariel Discovery Fund schedule of investments		12/31/15 (UNAUDITED)
Number of shares	Common stocks—95.17%	Value

	Consumer discretionary & services—22.36%
245,800	Century Casinos, Inc. (a)	$1,912,324
200,274	Rosetta Stone Inc. (a)	1,339,833
73,902	XO Group Inc. (a)	1,186,866
23,000	International Speedway Corp., Class A	775,560
123,100	Gaiam, Inc., Class A (a)	768,144
39,900	Superior Industries Intl, Inc.	734,958
294,775	Leapfrog Enterprises, Inc. (a)	209,290
26,470	Skullcandy Inc.(a)	125,203
		7,052,178
	Energy—5.54%
76,600	Gulf Island Fabrication, Inc.	801,236
75,254	Contango Oil & Gas Co. (a)	482,378
92,500	Mitcham Industries, Inc. (a)	278,425
89,136	Broadwind Energy, Inc. (a)	185,403
		1,747,442
	Financial services—9.90%
401,618	Cowen Group, Inc., Class A (a)	1,538,197
23,800	First American Financial Corp.	854,420
30,500	Capital Southwest Corp.	423,340
9,500	MB Financial, Inc.	307,515
		3,123,472
	Health Care—2.42%
160,100	Kindred Biosciences, Inc. (a)	544,340
537,100	Vical Inc. (a)	220,211
		764,551
	Materials & processing—8.68%
81,431	Landec Corp. (a)	963,329
216,236	Rentech, Inc. (a)	761,151
288,191	Orion Energy Systems, Inc. (a)	625,374
11,373	Simpson Manufacturing Co., Inc.	388,388
		2,738,242
	Producer durables—14.30%
240,925	Spartan Motors Inc.	749,277
81,400	Electro Rent Corp.	748,880
26,800	Bristow Group Inc.	694,120
101,146	Furmanite Corp. (a)	673,632
17,500	Brink's Co.	505,050
13,939	Team, Inc. (a)	445,490
10,300	CSW Industrials Inc(a)	388,001
149,646	Erickson Inc. (a)	308,271
		4,512,721
	Technology—22.25%
411,300	RealNetworks, Inc. (a)	1,748,025
186,400	Seachange Intl, Inc. (a)	1,256,336
82,900	Brooks Automation, Inc.	885,372
189,180	PCTEL, Inc.	860,769
569,390	Imation Corp. (a)	780,064
135,140	Telenav Inc. (a)	768,947
84,800	Electro Scientific Industries, Inc.(a)	440,112
245,200	Rubicon Technology, Inc. (a)	279,528
		7,019,153
	Utilities—9.72%
311,886	ORBCOMM, Inc. (a)	2,258,055
1,615,412	Pendrell Corp. (a)	809,483
		3,067,538

	Total common stocks (Cost $42,833,138)	30,025,297

Principal Amount	Repurchase agreement—4.54%	Value

$1,431,536	Fixed Income Clearing Corporation, 0.03%, dated 12/31/2015, due 01/04/2016, repurchase price $1,431,536, (collaterized by Federal National Mortgage Assoc., value $1,461,906, 2.63%, due 09/06/2024) (Cost $1,431,536)	$1,431,536
	Total Investments—99.71% (Cost $44,264,674)	31,456,833
	Other Assets less Liabilities—0.29%	92,965
	Net Assets—100.00%	$31,549,798

(a) Non-income producing.
A category may contain multiple industries as defined by the Global Industry Classification Standards.
See Notes to Schedules of Investments.

Ariel International Fund schedule of investments		12/31/15 (UNAUDITED)
Number of shares	Common stocks—80.20%	Value

	Austria—0.30%
6,165	Vienna Insurance Group	$168,629
	Canada—2.58%
23,805	Rogers Communications Inc.	820,969
15,670	IGM Financial Inc.	400,215
8,369	Suncor Energy, Inc.	216,044
		1,437,228
	Chile—0.16%
4,902	Banco Santander-Chile ADR	86,471
	China—8.68%
36,294	China Mobile Ltd. ADR	2,044,441
10,368	Baidu, Inc. ADR (a)	1,959,967
63,500	China Mobile Ltd.	716,931
110,000	Lenovo Group Ltd	111,703
		4,833,042
	Finland—4.33%
314,672	Nokia Corp. ADR	2,208,997
28,466	Nokia Corp.	201,383
		2,410,380
	France—4.13%
11,562	Michelin (CGDE)	1,104,464
14,329	BNP Paribas SA	813,328
4,525	Eutelsat Communications	135,724
1,009	Euler Hermes Group	97,142
744	L'Air Liquide SA	83,805
1,327	Technip SA	65,955
		2,300,418
	Germany—10.59%
31,572	Deutsche Boerse AG	2,775,214
45,968	Dialog Semiconductor plc (a)	1,533,889
247,999	Telefonica Deutschland GmbH & Co.	1,308,115
2,223	SAP SE	176,402
3,046	Deutsche Post AG	85,159
291	BASF SE	22,168
		5,900,947
	Hong Kong—0.39%
316,321	Li & Fung Ltd	215,505
	Ireland—0.46%
2,971	Ryanair Holdings plc ADR (a)	256,873
	Israel—0.43%
69,223	Bank Leumi Le-Israel BM (a)	240,172
	Italy—0.90%
77,085	Snam SpA	402,302
1,927	DiaSorin SpA	101,209
		503,511
	Japan—12.24%
9,000	Shimamura Co., Ltd.	1,053,982
14,700	Toyota Motor Corp.	905,211
122,700	Anritsu Corp.	803,938
5,800	Nintendo Co., Ltd.	797,558
23,700	Canon Inc.	716,926
51,400	Nikon Corp.	688,424
5,500	Daito Trust Construction Co., Ltd.	635,308
17,201	Canon Inc. ADR	518,266
13,400	Japan Tobacco Inc.	491,964
1,677	Toyota Motor Corp. ADR	206,338
		6,817,915
	Luxembourg—0.27%
1,559	RTL Group(b)	129,826
268	RTL Group(c)	22,426
		152,252

	Netherlands—4.38%
103,689	Ahold N.V.	2,194,521
4,118	Gemalto N.V.	247,346
		2,441,867
	Singapore—0.42%
17,100	United Overseas Bank Ltd.	236,498
	Spain—0.67%
6,384	Tecnicas Reunidas SA	241,783
26,195	Banco Popular Español SA	86,626
4,469	Banco Santander SA(a)	22,137
1,052	Endesa SA	21,179
		371,725
	Sweden—0.45%
7,075	H&M Hennes & Mauritz AB, Class B	251,660
	Switzerland—8.20%
8,694	Roche Holding AG	2,409,180
2,535	Swisscom AG	1,268,525
217	SGS SA	412,409
13,817	UBS AG	268,042
1,526	Nestle SA	113,283
640	Novartis AG	55,066
87	Zurich Insurance Group Ltd	22,350
1,243	ABB Ltd.	22,185
		4,571,040
	United Arab Emirates—0.08%
133,741	Dubai Financial Market	44,787
	United Kingdom—16.60%
21,231	Reckitt Benckiser Group plc	1,965,874
39,823	GlaxoSmithKline plc ADR	1,606,858
72,532	GlaxoSmithKline plc	1,468,103
148,146	HSBC Holdings plc	1,171,044
5,302	British American Tobacco plc ADR	585,606
72,647	British Telecom Group plc	505,173
10,311	HSBC Holdings plc ADR	406,975
30,675	IMI plc	389,580
61,177	Countrywide plc	360,207
4,917	Royal Dutch Shell plc ADR	225,149
6,070	BT Group plc ADR	210,083
5,655	Diageo plc	154,769
10,604	IG Group Holdings plc	125,450
1,637	Royal Dutch Shell plc, Class A	36,826
319	Diageo plc ADR	34,793
		9,246,490
	United States—3.94%
15,614	Philip Morris Intl, Inc.	1,372,627
10,936	Markit Ltd. (a)	329,939
2,499	Harman Intl Industries, Inc.	235,431
2,026	Core Laboratories N.V.	220,307
613	AFLAC Inc.	36,719
		2,195,023

	Total common stocks (Cost $44,617,028)	44,682,433

Number of shares	Investment companies—8.63%	Value
	Exchange Traded Funds—8.63%
86,580	Vanguard MSCI EAFE ETF	$3,179,218
52,452	iShares MSCI Switzerland Cap ETF	1,628,110
		4,807,328

	Total Investment companies (Cost $4,846,573)	4,807,328
Principal amount	Repurchase agreement—4.88%	Value
$2,717,755	Fixed Income Clearing Corporation, 0.03%, dated 12/31/2015, due 01/04/2016, repurchase price $2,717,755, (collaterized by Federal National Mortgage Assoc., value $2,776,094, 2.63%, due 09/06/2024) (Cost $2,717,755)	$2,717,755
	Total Investments—93.71% (Cost $52,181,356)	52,207,516
	Cash, Foreign Currency, Other Assets less Liabilities—6.29%	3,506,901
	Net Assets—100.00%	$55,714,417

(a) Non-income producing.
(b) This security was purchased through more than one stock exchange and this line represents shares purchased through Xetra.
(c) This security was purchased through more than one stock exchange and this line represents shares purchased through Euronext Brussels.
ADR American Depositary Receipt
See Notes to Schedules of Investments.

Ariel Global Fund schedule of investments		12/31/15 (UNAUDITED)
Number of shares	Common stocks—91.75%	Value

	Brazil—0.47%
46,989	Itau Unibanco Holding SA ADR	$305,898
	Canada—1.66%
22,231	Rogers Communications Inc.	766,686
9,585	IGM Financial Inc.	244,803
2,315	Suncor Energy, inc.	59,761
		1,071,250
	Chile—0.97%
35,471	Banco Santander-Chile ADR	625,708
	China—11.36%
21,553	Baidu, Inc. ADR (a)	4,074,379
170,000	China Mobile Ltd.	1,919,343
22,651	China Mobile Ltd. ADR	1,275,931
66,000	Lenovo Group Ltd	67,022
		7,336,675
	Finland—2.13%
160,561	Nokia Corp. ADR	1,127,138
34,994	Nokia Corp.	247,566
		1,374,704
	France—3.39%
16,850	Michelin (CGDE)	1,609,601
8,115	BNP Paribas SA	460,615
1,050	L'Air Liquide SA	118,274
		2,188,490
	Germany—5.68%
25,076	Deutsche Boerse AG	2,204,208
152,833	Telefonica Deutschland GmbH & Co.	806,145
19,644	Dialog Semiconductor plc(a)	655,493
		3,665,846
	Hong Kong—0.26%
250,000	Li & Fung Ltd	170,321
	Israel—0.14%
25,721	Bank Leumi Le-Israel BM (a)	89,240
	Italy—0.34%
42,008	Snam SpA	219,237
	Japan—5.88%
5,500	Shimamura Co., Ltd.	644,100
47,700	Nikon Corp.	638,868
8,700	Toyota Motor Corp.	535,737
3,900	Daito Trust Construction Co., Ltd.	450,491
3,150	Nintendo Co., Ltd.	433,157
13,300	Canon Inc.	402,325
10,900	Japan Tobacco Inc.	400,180
22,600	Anritsu Corp.	148,077
1,155	Toyota Motor Corp. ADR	142,111
		3,795,046
	Mexico—0.20%
15,029	Santander Mexico Financial Group ADR	130,301
	Netherlands—2.12%
51,918	Ahold N.V.	1,098,816
4,498	Gemalto N.V.	270,171
		1,368,987
	Peru—0.14%
905	Credicorp Ltd.	88,075
	Singapore—0.26%
12,300	United Overseas Bank Ltd.	170,113
	Spain—0.27%
3,726	Tecnicas Reunidas SA	141,116
1,498	Endesa SA	30,158
		171,274

	Sweden—0.09%
1,596	H&M Hennes & Mauritz AB, Class B	56,770
	Switzerland—6.70%
11,409	Roche Holding AG	3,161,530
2,263	Swisscom AG	1,132,415
17	SGS SA	32,309
		4,326,254
	Thailand—0.05%
7,100	Kasikornbank PLC	29,347
	Turkey—0.25%
15,500	Turkcell Iletisim Hizmetleri AS ADR	131,595
12,575	Turkiye Garanti Bankasi AS	30,700
		162,295
	United Kingdom—8.47%
50,512	GlaxoSmithKline plc ADR	2,038,159
79,279	GlaxoSmithKline plc	1,604,668
86,458	HSBC Holdings plc	683,421
5,236	Reckitt Benckiser Group plc	484,825
5,694	HSBC Holdings plc ADR	224,742
29,536	British Telecom Group plc	205,388
6,570	Diageo plc	179,811
3,920	IMI plc	49,785
		5,470,799
	United States—40.92%
43,320	Gilead Sciences, Inc.	4,383,551
72,383	Microsoft Corp.	4,015,809
50,447	Southern Co.	2,360,415
44,528	Verizon Communications Inc.	2,058,084
21,261	Harman Intl Industries, Inc.	2,002,999
18,860	Philip Morris Intl, Inc.	1,657,983
20,311	Quest Diagnostics Inc.	1,444,925
12,690	Johnson & Johnson	1,303,517
66,451	Tumi Holdings Inc. (a)	1,105,080
22,018	U.S. Bancorp	939,508
66,019	Ruckus Wireless, Inc. (a)	707,063
5,865	Core Laboratories N.V.	637,760
7,681	Schlumberger Ltd.	535,750
111,866	Acacia Research Corp.	479,905
38,707	QLogic Corp. (a)	472,225
3,130	Berkshire Hathaway Inc., Class B(a)	413,285
4,372	American Express Co.	304,073
8,528	Coach, Inc.	279,121
4,461	Wal-Mart Stores, Inc.	273,459
2,666	Ansys, Inc. (a)	246,605
7,305	EMC Corp.	187,592
1,563	Rockwell Collins, Inc.	144,265
1,698	Occidental Petroleum Corp.	114,802
923	Accenture plc, Class A	96,454
1,001	The PNC Financial Service Group, Inc.	95,405
1,275	EOG Resources Inc.	90,257
618	AFLAC Inc.	37,018
524	Cullen/Frost Bankers, Inc.	31,440
		26,418,350

	Total common stocks (Cost $55,146,129)	59,234,980

Principal amount	Repurchase agreement—4.83%	Value
$3,119,107	Fixed Income Clearing Corporation, 0.03%, dated 12/31/2015, due 01/04/2016, repurchase price $3,119,107, (collaterized by Federal National Mortgage Assoc., value $3,183,594, 2.63%, due 09/06/2024) (Cost $3,119,107)	$3,119,107
	Total Investments—96.58% (Cost $58,265,236)	62,354,087
	Cash, Foreign Currency, Other Assets less Liabilities—3.42%	2,204,230
	Net Assets—100.00%	$64,558,317

(a) Non-income producing.
ADR American Depositary Receipt
See Notes to Schedules of Investments.

Notes to Schedules of Investments	12/31/15 (UNAUDITED)

NOTE ONE | ORGANIZATION
Ariel Investment Trust (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  Ariel Fund, Ariel Appreciation Fund, Ariel Focus Fund, Ariel Discovery Fund, Ariel International Fund and Ariel Global Fund (the “Funds”) are series of the Trust.  Ariel Focus Fund is a non-diversified Fund, all other Funds are diversified.  The Funds issue two classes of shares: an Investor Class and an Institutional Class.

NOTE TWO | SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant policies related to investments of the Funds held at December 31, 2015.

Securities valuation – Securities for which market quotations are readily available are valued at the last sale price on the national securities exchange on which such securities are primarily traded and, in the case of securities reported on the Nasdaq system, are valued based on the Nasdaq Official Closing Price.  If a last sale price or a closing price is not reported, a security shall be valued using i) the closing price on another exchange on which the security traded (if such price is made available by the pricing vendor) or ii) securities for which reliable bid and ask quotations are available are valued at the mean between bid and ask prices.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments to account for the market movement between the close of a foreign market in which the security is traded and the close of the New York Stock Exchange.   In the event the Funds become aware of a significant event that may materially affect the value of a security, a fair value of such security will be determined in accordance with procedures established by the Board of Trustees.

Debt securities having a maturity over 60 days are valued using evaluated prices or matrix pricing methods determined by a pricing service which take into consideration factors such as yield, maturity, ratings, and traded prices in identical or similar securities. Short-term debt obligations having a maturity of 60 days or less are valued at amortized cost, so long as it approximates fair value.

Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

Fair value measurements–Accounting Standards Codification TM (ASC) 820-10 establishes a three-tier framework for measuring fair value based on a hierarchy of inputs.  The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, “quoted” prices in inactive markets, dealer indications, and inputs corroborated by observable market data)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables summarize the inputs used as of December 31, 2015 in valuing the Funds’ investments carried at fair value:

	Ariel Fund	Ariel Appreciation Fund	Ariel Focus Fund	Ariel Discovery Fund
Level 1	$2,053,914,238	$1,771,352,596	$42,517,055	$30,025,297
Level 2*	19,437,902	3,708,055	560,724	1,431,536
Level 3	-	-	-	-
Fair Value at 12/31/15	$2,073,352,140	$1,775,060,651	$43,077,779	$31,456,833

Notes to Schedules of Investments	12/31/15 (UNAUDITED)

Ariel International Fund	Level 1	Level 2*	Level 3	Total
Common Stocks
Consumer discretionary	$1,919,888	$3,029,103	$-	$4,948,991
Consumer staples	6,308,190	605,247	-	6,913,437
Energy	1,006,064	-	-	1,006,064

Financials	4,457,710	3,869,543	-	8,327,253
Health care	3,130,027	2,510,389	-	5,640,416
Industrials	646,453	519,753	-	1,166,206
Information technology	5,046,279	4,230,096	-	9,276,375
Materials	83,805	22,168	-	105,973
Telecommunication services	4,297,597	2,576,640	-	6,874,237
Utilities	21,179	402,302	-	423,481
Total common stocks	$26,917,192	$17,765,241	$-	$44,682,433
Exchange traded funds	4,807,328	-	-	4,807,328
Repurchase agreement	-	2,717,755	-	2,717,755
Total investments	$31,724,520	$20,482,996	$-	$52,207,516
Other financial instruments
Forward currency contracts^	-	$104,285	-	$104,285

Ariel Global Fund	Level 1	Level 2*	Level 3	Total
Common Stocks
Consumer discretionary	$5,309,234	$1,875,476	$-	$7,184,710
Consumer staples	3,694,894	400,180	-	4,095,074
Energy	1,579,446	-	-	1,579,446
Financials	4,874,347	2,684,046	-	7,558,393
Health care	10,774,820	3,161,530	-	13,936,350
Industrials	673,954	32,309	-	706,263
Information technology	11,264,458	1,886,617	-	13,151,075
Materials	118,274	-	-	118,274
Telecommunication services	6,357,026	1,938,559	-	8,295,585
Utilities	2,390,573	219,237	-	2,609,810
Total common stocks	$47,037,026	$12,197,954	$-	$59,234,980
Repurchase agreement	-	3,119,107	-	3,119,107
Total investments	$47,037,026	$15,317,061	$-	$62,354,087
Other financial instruments
Forward currency contracts^	-	$130,985	-	$130,985

	Ariel International Fund	Ariel Global Fund
Transfers into Level 1	$-	$-
Transfers out of Level 1	17,765,241	12,197,954
Transfers into Level 2	17,765,241	12,197,954
Transfers out of Level 2	-	-

There were no transfers between levels for the Ariel Fund, Ariel Appreciation Fund, Ariel Focus Fund, and Ariel Discovery Fund.  Transfers between levels are recognized at the end of the reporting period.

* As of December 31, 2015, the only Level 2 investments held were repurchase agreements, fair valued securities and forward currency contracts.  See Schedule of Investments.

^Forward currency contracts derive their value from underlying exchange rates.  These instruments are normally valued by pricing vendors using pricing models.  The pricing models typically use inputs that are observed from active markets such as exchange rates.  As such, forward currency contracts were categorized as Level 2.  The forward currency contracts are reflected at the unrealized appreciation (depreciation) on the contract. See Note Five, Forward Currency Contracts.

Notes to Schedules of Investments	12/31/15 (UNAUDITED)

Foreign currency – Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party.  Net realized gains (losses) and Net unrealized appreciation (depreciation) on investments include the effects of changes in exchange rates on the underlying investments.

Forward currency contracts – Ariel International Fund and Ariel Global Fund enter into forward currency contracts to provide the appropriate currency exposure related to protecting the value of securities and related receivables and payables against changes in foreign exchange rates.  The primary risk associated with a Fund’s use of these contracts is that a counterparty will fail to fulfill its obligation to pay gains due to the Fund under the contracts.  Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties.  Forward currency contracts are “marked-to-market” daily and any resulting unrealized gains (losses) are recorded as net unrealized appreciation (depreciation) on forward currency contracts.

Repurchase agreements–The Funds may enter into repurchase agreements with recognized financial institutions and in all instances will hold underlying securities as collateral with a value at least equal to the total repurchase price such financial institutions have agreed to pay.

Securities transactions– Securities transactions are accounted for on a trade date basis.

NOTE THREE | TRANSACTIONS WITH AFFILIATED COMPANIES
If a Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined in the 1940 Act.  The following transactions were made during the three months ended December 31, 2015, with affiliated companies:

	Share Activity				Three Months Ended December 31, 2015
Security Name	Balance September 30, 2015	Purchases	Sales	Balance December 31, 2015	Market value	Dividends credited to income	Amount of gain (loss) realized on sale of shares
Ariel Fund
Contango Oil & Gas Co.	1,928,817	-	-	1,928,817	$ 12,363,717	$-	$-
Blount International Inc.	4,821,901	3,000	1,843,600	2,981,301	29,246,563	-	(12,528,074)
MTS Systems Corp. Bristow Group Inc.	856,616 2,067,460	- 170,500	- -	856,616 2,237,960	54,318,021 57,963,164	256,985 702,936	- -
					$153,891,465	$959,921	$(12,528,074)
Appreciation Fund
Bristow Group, Inc.	1,973,718	297,546	-	2,271,264	$58,825,738	$671,064	$-

NOTE FOUR | FEDERAL INCOME TAXES

At December 31, 2015, the cost of investment securities for tax purposes was as follows:

	Ariel Fund	Ariel Appreciation Fund	Ariel Focus Fund	Ariel Discovery Fund	Ariel International Fund	Ariel Global Fund
Cost of investments	$1,571,906,395	$1,300,284,583	$43,339,011	$44,685,747	$52,297,324	$58,395,945

Gross unrealized appreciation	799,536,474	703,992,729	9,620,690	3,615,277	1,838,711	8,211,664
Gross unrealized depreciation	(298,090,729)	(229,216,661)	(9,881,922)	(16,844,191)	(1,928,519)	(4,253,522)
Net unrealized appreciation (depreciation)	$501,445,745	$474,776,068	$(261,232)	$(13,228,914)	$(89,808)	$3,958,142

Tax adjustments are calculated annually. For interim periods, the Fund’s determine an estimate of tax cost adjustments based on a review of accounting reports for the interim period to identify changes from the adjustments calculated at the fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

NOTE FIVE | FORWARD CURRENCY CONTRACTS
At December 31, 2015, the open forward currency contracts (State Street Bank and Trust as counterparty) are:

Notes to Schedules of Investments	12/31/15 (UNAUDITED)

Contract Settlement Date	Currency to be Received	Amount to be Received	Currency to be Delivered	Amount to be Delivered	Unrealized Appreciation (Depreciation)
Ariel International Fund
01/14/2016	SGD	72,539	USD	51,797	(655)
01/14/2016	JPY	28,186,029	USD	235,440	(885)
01/14/2016	AUD	192,829	USD	141,264	(810)
01/14/2016	JPY	45,179,498	USD	374,900	1,070
01/14/2016	SEK	1,003,396	USD	118,921	(25)
01/14/2016	EUR	93,487	USD	104,056	(2,435)
01/14/2016	NOK	616,841	USD	74,326	(4,645)
01/14/2016	AUD	319,147	USD	226,935	5,527
01/14/2016	SEK	1,517,654	USD	178,394	1,438
01/14/2016	JPY	39,069,577	USD	324,192	933
01/14/2016	AUD	32,007	CAD	30,521	1,256
01/14/2016	AUD	142,068	CAD	133,000	7,360
01/14/2016	AUD	100,920	CAD	95,040	4,822
01/14/2016	AUD	127,434	CAD	121,171	5,250
01/14/2016	EUR	282,420	CNH	1,983,777	5,459
01/14/2016	USD	128,549	CNH	819,823	3,937
02/04/2016	SEK	768,274	USD	90,314	780
02/04/2016	SGD	142,078	USD	101,249	(1,151)
02/04/2016	JPY	12,291,757	USD	101,971	358
02/04/2016	AUD	1,169,385	USD	831,000	19,875
02/04/2016	JPY	39,192,149	USD	325,174	1,102
02/04/2016	AUD	95,253	CAD	88,700	5,201
02/04/2016	AUD	96,649	CAD	90,000	5,277
02/04/2016	AUD	105,240	CAD	98,000	5,746
02/04/2016	USD	103,692	CNH	663,243	3,198
02/04/2016	USD	102,898	CNH	658,164	3,174
02/04/2016	JPY	36,650,631	EUR	275,403	5,602
02/04/2016	DKK	710,576	EUR	95,380	(166)
02/04/2016	DKK	630,615	EUR	84,647	(147)
02/04/2016	SEK	1,568,610	EUR	167,022	4,343
02/04/2016	GBP	150,693	EUR	210,299	(6,540)
02/04/2016	SGD	154,255	EUR	99,549	413
02/25/2016	AUD	247,125	USD	176,817	2,810
02/25/2016	JPY	73,556,538	USD	598,497	14,121
02/25/2016	SEK	1,181,937	USD	139,649	571
02/25/2016	AUD	327,545	CAD	320,352	6,531
02/25/2016	USD	44,442	CAD	59,352	1,542
03/15/2016	JPY	85,674,726	USD	710,957	2,987
03/15/2016	EUR	502,928	USD	554,555	(7,033)
03/15/2016	AUD	88,222	USD	63,218	848
03/15/2016	AUD	299,325	USD	215,805	1,561

Notes to Schedules of Investments	12/31/15 (UNAUDITED)

03/15/2016	SEK	1,096,138	USD	129,483	629
03/15/2016	SGD	124,671	USD	88,559	(832)
03/15/2016	AUD	153,729	USD	110,699	937
03/15/2016	EUR	55,517	CAD	84,009	(286)
03/15/2016	AUD	289,769	CAD	285,000	4,418
03/15/2016	EUR	70,710	CAD	107,000	(364)
03/15/2016	AUD	89,707	CAD	88,845	924
03/15/2016	USD	148,666	CNH	985,612	142
03/15/2016	USD	103,876	CNH	688,529	119
					$ 104,285
Ariel Global Fund
01/14/2016	USD	942,924	CHF	904,938	39,092
01/14/2016	USD	172,481	CNH	1,100,000	5,282
01/14/2016	USD	257,517	CNH	1,645,685	7,374
02/04/2016	AUD	412,256	GBP	190,026	19,808
02/04/2016	CAD	594,074	EUR	410,487	(17,061)
02/04/2016	DKK	2,018,391	EUR	270,975	(524)
02/04/2016	JPY	78,222,476	EUR	588,039	11,680
02/04/2016	AUD	417,129	CHF	291,480	12,128
02/04/2016	SEK	2,424,345	GBP	185,007	14,692
02/04/2016	AUD	1,182,863	EUR	761,513	32,496
02/04/2016	CAD	543,628	CHF	407,753	(14,716)
02/04/2016	SEK	1,763,804	EUR	187,988	4,685
02/04/2016	USD	124,085	CNH	793,500	3,855
02/04/2016	USD	153,073	CNH	978,872	4,756
02/04/2016	USD	23,803	CNH	152,216	740
02/04/2016	USD	154,108	CNH	985,493	4,788
03/15/2016	SGD	130,342	CHF	89,985	1,608
03/15/2016	USD	141,957	CNH	941,134	135
03/15/2016	USD	145,428	CNH	963,956	167
					$ 130,985

Item 2. Controls and Procedures.

(a)
The registrant’s certifying officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this document.

(b)
There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act), or in other factors that could significantly affect this control, that occurred during the registrant's last fiscal quarter, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits.

(a) Exhibit 99.Cert. – Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ariel Investment Trust

By:     /s/ Mellody Hobson
           Mellody Hobson
                           President and Principal Executive Officer

Date:  02/02/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Mellody Hobson
           Mellody Hobson
           President and Principal Executive Officer

Date:   02/02/2016

By:     /s/ James Rooney
           James Rooney
           Treasurer and Chief Financial Officer

Date:  02/02/2016